cik 1390195

Paras Madho
Director
Securities Operations

NYSE Group

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

CERTNYS

RECD S.E.C.
MAR 2 7 2007
1086

1-33375

March 27, 2007

07049324

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, ALPINE GLOBAL PREMIER PROPERTIES FUND, Common Shares of beneficial interest. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on March 27, 2007. Tentative listing date – Not yet determined.

Sincerely,

Paras Madho

PROCESSED
APR 0 2 2007
THOMSON FINANCIAL

END